UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22746
American Funds Inflation Linked Bond Fund
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class A
| BFIAX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund

(the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 33	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,179
Total number of portfolio holdings	299
Portfolio turnover rate	7%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your
financial
intermediary.
Your
instructions will typically be
effective
within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-060-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class C
| BFICX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 71	1.41% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,179
Total number of portfolio holdings	299
Portfolio turnover rate	7%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents
not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt
by Capital Group or your financial
intermediary
.
Lit. No. MFCCSRX-060-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class T
| TILBX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 21	0.41% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,179
Total number of portfolio holdings	299
Portfolio turnover rate	7%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund
expenses
, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-060-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class F-1
| BFIFX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 33	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,179
Total number of portfolio holdings	299
Portfolio turnover rate	7%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your
instructions
will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-060-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class F-2
| BFIGX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund

(the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 21	0.41% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,179
Total number of portfolio holdings	299
Portfolio turnover rate	7%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your
instructions
will typically be
effective
within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-060-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class F-3
| FILBX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 15	0.29% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,179
Total number of portfolio holdings	299
Portfolio turnover rate	7%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-060-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class 529-A
| CNLAX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 36	0.71% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,179
Total number of portfolio holdings	299
Portfolio turnover rate	7%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your
instructions
will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-060-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class 529-C
| CNLCX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 72	1.44% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,179
Total number of portfolio holdings	299
Portfolio turnover rate	7%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-060-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class 529-E
| CNLEX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 45	0.90% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,179
Total number of portfolio holdings	299
Portfolio turnover rate	7%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically
be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-060-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class 529-T
| TLIBX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 23	0.46% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,179
Total number of portfolio holdings	299
Portfolio turnover rate	7%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be
mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-060-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class 529-F-1
| CNLFX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 24	0.48% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,179
Total number of portfolio holdings	299
Portfolio turnover rate	7%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-060-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class 529-F-2
| FIBLX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 20	0.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,179
Total number of portfolio holdings	299
Portfolio turnover rate	7%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your
financial intermediary.
Lit. No. MF5XSRX-060-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class 529-F-3
| FLIBX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 16	0.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,179
Total number of portfolio holdings	299
Portfolio turnover rate	7%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-060-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-1
| RILAX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 70	1.40% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,179
Total number of portfolio holdings	299
Portfolio turnover rate	7%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-060-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-2
| RILBX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 68	1.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,179
Total number of portfolio holdings	299
Portfolio turnover rate	7%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not
be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-060-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-2E
| RILGX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 54	1.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,179
Total number of portfolio holdings	299
Portfolio turnover rate	7%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial
intermediary
.
Lit. No. MF2ESRX-060-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-3
| RILCX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 47	0.94% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,179
Total number of portfolio holdings	299
Portfolio turnover rate	7%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-060-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-4
| RILDX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 32	0.64% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,179
Total number of portfolio holdings	299
Portfolio turnover rate	7%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one
copy
of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-060-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-5E
| RILHX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 23	0.45% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,179
Total number of portfolio holdings	299
Portfolio turnover rate	7%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-060-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-5
| RILEX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 18	0.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,179
Total number of portfolio holdings	299
Portfolio turnover rate	7%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of
most
shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-060-0726 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds Inflation Linked Bond Fund
®
Class R-6
| RILFX
for the six months ended May 31, 2026
This semi-annual shareholder report contains important information about American Funds Inflation Linked Bond Fund (the "fund") for the period from December 1, 2025 to May 31, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 15	0.29% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 13,179
Total number of portfolio holdings	299
Portfolio turnover rate	7%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-060-0726 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds Inflation Linked Bond Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended May 31, 2026
Lit. No. MFGEFP2-060-0726 © 2026 Capital Group. All rights reserved.

Investment portfolio May 31, 2026unaudited

Bonds, notes & other debt instruments 97.63%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 88.50%
U.S. Treasury inflation-protected securities 88.47%
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026 (a)	USD263,034	$265,042
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026 (a)	348,094	349,270
U.S. Treasury Inflation-Protected Security 0.375% 1/15/2027 (a)	409,418	408,338
U.S. Treasury Inflation-Protected Security 2.375% 1/15/2027 (a)	249,135	251,612
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027 (a)	512,264	507,550
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027 (a)	111,794	111,215
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2027 (a)	501,799	506,318
U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028 (a)	641,562	633,426
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2028 (a)	96,117	96,811
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028 (a)	86,218	88,521
U.S. Treasury Inflation-Protected Security 0.875% 1/15/2029 (a)	89,421	88,266
U.S. Treasury Inflation-Protected Security 2.50% 1/15/2029 (a)	3,075	3,164
U.S. Treasury Inflation-Protected Security 2.125% 4/15/2029 (a)	373,530	380,458
U.S. Treasury Inflation-Protected Security 0.25% 7/15/2029 (a)	219,643	212,524
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029 (a)	316,825	319,568
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (a)	631,959	602,340
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2030 (a)	777,644	737,374
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2031 (a)(b)	1,062,769	996,392
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031 (a)	246,326	229,467
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032 (a)	297,416	273,273
U.S. Treasury Inflation-Protected Security 0.625% 7/15/2032 (a)(b)	374,926	353,076
U.S. Treasury Inflation-Protected Security 1.125% 1/15/2033 (a)	199,474	191,824
U.S. Treasury Inflation-Protected Security 1.75% 1/15/2034 (a)	689,431	684,624
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034 (a)	199,882	200,222
U.S. Treasury Inflation-Protected Security 2.125% 1/15/2035 (a)	104,600	106,049
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2035 (a)	532,798	529,398
U.S. Treasury Inflation-Protected Security 1.875% 1/15/2036 (a)	150,353	148,330
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2040 (a)	68,727	67,450
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041 (a)	65,571	63,674
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042 (a)	73,044	56,597
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043 (a)	195,410	144,911
U.S. Treasury Inflation-Protected Security 1.375% 2/15/2044 (a)	92,207	76,532
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2045 (a)	157,004	113,222
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2046 (a)	134,921	100,492
U.S. Treasury Inflation-Protected Security 0.875% 2/15/2047 (a)	218,662	155,909
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2048 (a)(b)	348,713	251,717
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049 (a)	61,131	43,490
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050 (a)	289,108	164,824
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051 (a)	505,901	270,611
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053 (a)	398,673	306,473
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054 (a)	462,445	408,569
U.S. Treasury Inflation-Protected Security 2.375% 2/15/2055 (a)(b)	172,610	160,783
		11,659,706

U.S. Treasury 0.03%
U.S. Treasury 4.125% 7/31/2028	1,732	1,736
U.S. Treasury 2.00% 8/15/2051	1	— (c)
U.S. Treasury 3.625% 5/15/2053 (b)	3,278	2,598
		4,334
Total U.S. Treasury bonds & notes		11,664,040
Corporate bonds and notes 4.54%
Communication services 1.13%
Alphabet, Inc. 5.65% 2/15/2056	4,894	4,869
America Movil, SAB de CV, 10.125% 1/22/2029	MXN272,680	16,312
Charter Communications Operating, LLC 4.80% 3/1/2050	USD8,682	6,447
Charter Communications Operating, LLC 3.70% 4/1/2051	2,538	1,567
Charter Communications Operating, LLC 3.90% 6/1/2052	6,206	3,946
Charter Communications Operating, LLC 5.25% 4/1/2053	3,736	2,919
Charter Communications Operating, LLC 6.70% 12/1/2055	29,763	28,197

1	American Funds Inflation Linked Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Communication services (continued)
Meta Platforms, Inc. 6.30% 5/15/2056	USD17,814	$17,987
SBA Tower Trust 1.631% 11/15/2026 (d)	22,469	22,191
Verizon Communications, Inc. 5.25% 4/2/2035	25,000	25,162
Verizon Communications, Inc. 5.75% 11/30/2045	4,113	4,059
Verizon Communications, Inc. 5.875% 11/30/2055	10,173	10,018
Verizon Communications, Inc. 6.00% 11/30/2065	4,630	4,562
		148,236

Health care 0.77%
Amgen, Inc. 5.65% 3/2/2053	23,455	22,818
Bristol-Myers Squibb Co. 5.55% 2/22/2054	28,000	27,295
CVS Health Corp. 6.20% 9/15/2055	25,000	25,397
UnitedHealth Group, Inc. 5.95% 6/15/2055	25,000	25,645
		101,155

Financials 0.70%
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (e)	7,549	6,685
Kookmin Bank 5.375% 5/8/2027 (d)	16,990	17,185
Korea Exchange Bank 5.375% 4/23/2027 (d)	7,590	7,662
Morgan Stanley 4.238% 1/9/2030 (USD-SOFR + 0.80% on 1/9/2029) (e)	5,600	5,539
Morgan Stanley 4.356% 10/22/2031 (USD-SOFR + 1.074% on 10/22/2030) (e)	9,987	9,803
Morgan Stanley 4.892% 10/22/2036 (USD-SOFR + 1.314% on 10/22/2035) (e)	30,000	29,121
Morgan Stanley 5.073% 1/30/2037 (USD-SOFR + 1.184% on 1/30/2036) (e)	16,628	16,289
		92,284

Consumer discretionary 0.54%
Ford Motor Co. 5.291% 12/8/2046	25,000	20,962
Ford Motor Credit Co., LLC 6.50% 2/7/2035	35,000	36,134
Motherson Global Investments BV 5.625% 7/11/2029 (d)	14,490	14,685
		71,781

Industrials 0.49%
Boeing Co. (The) 5.805% 5/1/2050	15,000	14,859
Boeing Co. (The) 6.858% 5/1/2054	19,557	22,078
Boeing Co. (The) 5.93% 5/1/2060	5,028	4,980
Boeing Co. (The) 7.008% 5/1/2064	10,254	11,726
LG Energy Solution, Ltd. 5.50% 7/2/2034 (d)	11,000	11,030
		64,673

Energy 0.34%
Petroleos Mexicanos 7.47% 11/12/2026	MXN30	2
PETRONAS Capital, Ltd. 3.50% 4/21/2030 (d)	USD5,490	5,307
PETRONAS Capital, Ltd. 4.55% 4/21/2050 (d)	5,775	5,088
Qatar Energy 2.25% 7/12/2031 (d)	17,300	15,512
Qatar Energy 3.125% 7/12/2041 (d)	13,495	10,164
Qatar Energy 3.30% 7/12/2051 (d)	12,200	8,257
		44,330

Utilities 0.30%
China Huaneng Group Co., Ltd. 5.30% perpetual bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027) (e)	10,424	10,535
Edison International 6.25% 3/15/2030	4,600	4,744
Southern California Edison Co. 3.60% 2/1/2045	3,550	2,555
Southern California Edison Co. 3.65% 2/1/2050	6,180	4,287
Southern California Edison Co. 3.45% 2/1/2052	200	132
Southern California Edison Co. 6.20% 9/15/2055	17,323	17,153
		39,406

American Funds Inflation Linked Bond Fund	2

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds and notes (continued)
Information technology 0.17%
Oracle Corp. 6.70% 2/4/2056	USD23,348	$22,503

Materials 0.10%
LYB International Finance III, LLC 5.50% 3/1/2034	1,692	1,694
LYB International Finance III, LLC 6.15% 5/15/2035	840	871
LYB International Finance III, LLC 5.875% 1/15/2036	10,220	10,369
LYB International Finance III, LLC 3.375% 10/1/2040	780	580
		13,514
Total corporate bonds and notes		597,882
Bonds & notes of governments & government agencies outside the U.S. 1.90%
Japan 1.12%
Japan, Series 87, 2.80% 6/20/2055	JPY28,858,000	147,128

Supra National 0.19%
European Union 3.75% 10/12/2045	EUR22,120	25,369

Hungary 0.17%
Hungary (Republic of) 2.125% 9/22/2031 (d)	USD13,860	12,038
Hungary (Republic of) 3.125% 9/21/2051 (d)	17,300	10,893
		22,931

Spain 0.17%
Spain (Kingdom of) 1.25% 10/31/2030	EUR20,861	22,833

Mexico 0.16%
United Mexican States, Series M, 8.00% 11/7/2047	MXN418,544	20,575

United Kingdom 0.09%
United Kingdom 0.125% 8/10/2041 (a)	GBP11,813	12,021
Total bonds & notes of governments & government agencies outside the U.S.		250,857
Asset-backed obligations 1.60%
Other asset-backed securities 0.97%
Affirm Master Trust, Series 2025-2A, Class A, 4.67% 7/15/2033 (d)(f)	USD31,717	31,858
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (d)(f)	17,677	17,784
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (d)(f)	4,561	3,847
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060 (d)(f)	725	603
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (d)(f)	3,265	2,622
Clarus Capital Funding, LLC, Series 2026-1A, Class A2, 4.52% 11/20/2034 (d)(f)	2,395	2,395
EquipmentShare, Series 2025-1M, Class A, 5.48% 9/26/2033 (d)(f)	16,317	16,369
FTAI MRE 2026-1 Cayman, Ltd., Series 2026-1A, Class A, 5.632% 6/15/2051 (d)(f)	7,704	7,737
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040 (d)(f)	11,364	10,907
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040 (d)(f)	1,559	1,507
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (d)(f)	9,736	9,354
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (d)(f)	3,935	3,314
PK ALIFT Loan Funding, Series 2026-1, Class A, 4.614% 9/15/2043 (d)(f)	2,809	2,749
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075 (d)(f)	4,096	3,991
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (d)(f)	4,218	4,044
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045 (d)(f)	3,296	3,123
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (d)(f)	1,793	1,690
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045 (d)(f)	3,216	3,079
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (d)(f)	570	572
		127,545

3	American Funds Inflation Linked Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Asset-backed obligations (continued)
Auto loan 0.48%
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (d)(f)	USD1,881	$1,888
Exeter Automobile Receivables Trust, Series 2025-2A, Class B, 4.92% 9/17/2029 (f)	4,440	4,461
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (f)	7,790	7,834
GLS Auto Receivables Trust, Series 2026-2A, Class A2, 4.25% 4/16/2029 (d)(f)	4,568	4,569
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (d)(f)	8,811	8,729
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (d)(f)	5,925	5,870
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027 (d)(f)	826	819
Hertz Vehicle Financing, LLC, Series 2025-5A, Class A, 4.62% 5/25/2030 (d)(f)	5,368	5,342
Hertz Vehicle Financing, LLC, Series 2025-6A, Class A, 4.89% 5/25/2032 (d)(f)	9,949	9,923
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A2, 4.52% 11/20/2028 (d)(f)	2,501	2,505
SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3, 4.44% 12/20/2030 (d)(f)	6,998	7,020
Space Coast Credit Union, Series 2026-1A, Class A2, 4.18% 8/15/2029 (d)(f)	2,844	2,842
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2, 4.65% 2/15/2028 (d)(f)	1,189	1,190
		62,992

Credit card 0.10%
First National Master Note Trust, Series 2025-1, Class A, 4.85% 2/15/2030 (f)	7,826	7,897
Synchrony Card Issuance Trust, Series 2025-A1, Class A, 4.78% 2/15/2031 (f)	5,677	5,728
		13,625

Student loan 0.05%
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069 (d)(f)	3,220	2,928
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062 (d)(f)	3,589	3,424
		6,352
Total asset-backed obligations		210,514
Mortgage-backed obligations 0.66%
Collateralized mortgage-backed obligations (privately originated) 0.43%
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 3.495% 12/25/2056 (d)(f)	1,767	1,720
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (d)(e)(f)	11,741	11,391
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 4.712% 5/25/2045 (d)(f)(g)	1,055	1,059
IRV Trust, Series 2025-200P, Class A, 5.295% 3/14/2047 (d)(f)(g)	28,511	28,836
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (d)(e)(f)	3,839	3,856
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060 (d)(f)	10,978	10,015
		56,877

Commercial mortgage-backed securities 0.23%
BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, (1-month USD CME Term SOFR + 1.60%) 5.227% 12/15/2042 (d)(f)(g)	6,851	6,870
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.644% 2/5/2045 (d)(f)(g)	16,143	16,541
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.012% 5/25/2055 (d)(f)(g)	3,603	3,660
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.019% 5/15/2039 (d)(f)(g)	3,539	3,547
		30,618
Total mortgage-backed obligations		87,495
Municipals 0.43%
California 0.06%
Regents of the University of California, General Rev. Bonds, Series 2020-BG, 1.316% 5/15/2027	7,840	7,650

Florida 0.10%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030	15,236	13,924

American Funds Inflation Linked Bond Fund	4

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals (continued)
Ohio 0.16%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	USD23,350	$21,117

Wisconsin 0.11%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034	14,340	14,092
Total municipals		56,783
Total bonds, notes & other debt instruments (cost: $14,050,993,000)		12,867,571
Short-term securities 2.16%	Shares
Money market investments 2.16%
Capital Group Central Cash Fund 3.67% (h)(i)	2,842,568	284,228
Total short-term securities (cost: $284,229,000)		284,228
Options purchased (equity style) 0.23%
Options purchased (equity style)*		30,896
Total options purchased (equity style) (cost: $24,341,000)		30,896
Total investment securities 100.02% (cost: $14,359,563,000)		13,182,695
Total options written (equity style)† (0.28)% (premium received: $28,374,000)		(37,166)
Other assets less liabilities (0.02)%		33,900
Net assets 100.00%		$13,179,429
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 5/31/2026 (000)
Put
3 Month SOFR Futures Option	14,370	12/11/2026	USD97.00	USD3,592,500	$30,896
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 5/31/2026 (000)
Put
3 Month SOFR Futures Option	28,727	12/11/2026	USD96.63	USD(7,181,750)	$(37,166)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 5/31/2026 (000)
3 Month SOFR Futures	Long	825	6/17/2026	USD198,763	$226
3 Month SOFR Futures	Short	3,920	9/16/2026	(944,083)	1,831

5	American Funds Inflation Linked Bond Fund

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 5/31/2026 (000)
3 Month SOFR Futures	Long	8,059	12/16/2026	USD1,939,499	$(1,605)
3 Month SOFR Futures	Long	12,777	3/17/2027	3,071,910	(13,524)
3 Month CORRA Futures	Long	3,802	3/17/2027	671,724	1,690
2 Year Euro-Schatz Futures	Long	1,761	6/10/2026	217,758	(1,886)
2 Year U.S. Treasury Note Futures	Long	16,319	10/5/2026	3,370,893	4,131
5 Year Euro-Bobl Futures	Short	3,421	9/10/2026	—	(742)
5 Year U.S. Treasury Note Futures	Long	6,542	10/5/2026	701,374	3,229
10 Year Euro-Bund Futures	Long	983	6/10/2026	145,030	(1,526)
10 Year French Government Bond Futures	Short	611	6/10/2026	(86,105)	1,713
10 Year Italy Government Bond Futures	Short	636	6/10/2026	(88,285)	1,689
10 Year Australian Treasury Bond Futures	Long	645	6/15/2026	50,545	515
10 Year Japanese Government Bond Futures	Short	49	6/22/2026	(39,655)	915
10 Year U.S. Treasury Note Futures	Long	5,469	9/30/2026	600,650	2,906
10 Year Ultra U.S. Treasury Note Futures	Short	1,580	9/30/2026	(177,083)	(1,846)
20 Year U.S. Treasury Bond Futures	Long	2,399	9/30/2026	269,213	4,055
30 Year Euro-Buxl Futures	Short	869	6/10/2026	(111,598)	2,979
30 Year Ultra U.S. Treasury Bond Futures	Long	1,130	9/30/2026	129,279	3,094
					$7,844
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 5/31/2026 (000)
Currency purchased (000)		Currency sold (000)
USD	23,093	EUR	19,574	Goldman Sachs	6/5/2026	$254
USD	11,066	GBP	8,151	Citibank	6/5/2026	89
USD	62,449	MXN	1,087,826	Morgan Stanley	6/5/2026	(259)
USD	94,088	JPY	14,915,412	Citibank	6/17/2026	289
USD	84,981	JPY	13,471,675	Citibank	6/17/2026	261
						$634
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
TONAR	Annual	(0.01246731)%	Annual	10/1/2026	JPY3,447,100	$68	$(7)	$75
3.53%	Annual	SOFR	Annual	1/23/2027	USD269,300	(448)	—	(448)
3.5405%	Annual	SOFR	Annual	1/23/2027	315,500	(504)	—	(504)
3.535%	Annual	SOFR	Annual	1/23/2027	483,000	(788)	—	(788)
SOFR	Annual	4.186%	Annual	2/18/2027	978,000	(2,713)	—	(2,713)
3.761%	Annual	SOFR	Annual	2/20/2027	310,800	(79)	—	(79)
3.7645%	Annual	SOFR	Annual	2/20/2027	620,900	(143)	—	(143)
U.S. Urban CPI	At maturity	2.47%	At maturity	2/23/2027	3,462,898	41,996	—	41,996
U.S. Urban CPI	At maturity	2.6325%	At maturity	3/4/2027	2,187,065	23,213	—	23,213
SOFR	Annual	3.232%	Annual	3/30/2027	110,600	518	—	518
1.988%	Annual	6-month EURIBOR	Semi-annual	6/27/2027	EUR488,900	(4,117)	—	(4,117)
U.S. Urban CPI	At maturity	2.87%	At maturity	7/27/2027	USD1,000	20	—	20
2.5895%	Annual	SOFR	Annual	7/27/2027	1,000	(14)	—	(14)
U.S. EFFR	Annual	2.045%	Annual	11/2/2027	33,700	843	—	843

American Funds Inflation Linked Bond Fund	6

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
2.321%	Semi-annual	Bank of Canada Overnight Repo Rate	Semi-annual	11/17/2027	CAD521,000	$(1,474)	$—	$(1,474)
2.556%	Semi-annual	Bank of Canada Overnight Repo Rate	Semi-annual	12/10/2027	268,765	(144)	—	(144)
3.45%	Annual	SOFR	Annual	2/1/2028	USD192,300	(1,325)	—	(1,325)
3.47%	Annual	SOFR	Annual	2/2/2028	50,700	(334)	—	(334)
Bank of Canada Overnight Repo Rate	Semi-annual	2.359%	Semi-annual	2/17/2028	CAD634,950	2,166	—	2,166
3.6475%	Annual	SOFR	Annual	2/27/2028	USD1,288,700	(4,950)	—	(4,950)
3.527%	Annual	SONIA	Annual	3/4/2028	GBP210,100	(2,696)	—	(2,696)
3.526%	Annual	SONIA	Annual	3/4/2028	210,100	(2,701)	—	(2,701)
2.50%	Semi-annual	Bank of Canada Overnight Repo Rate	Semi-annual	3/9/2028	CAD379,195	(709)	—	(709)
2.59%	Semi-annual	Bank of Canada Overnight Repo Rate	Semi-annual	3/10/2028	239,704	(179)	—	(179)
2.695%	Semi-annual	Bank of Canada Overnight Repo Rate	Semi-annual	3/13/2028	133,162	74	—	74
2.636%	Semi-annual	Bank of Canada Overnight Repo Rate	Semi-annual	3/13/2028	134,234	(25)	—	(25)
TONAR	Annual	0.71306%	Annual	4/9/2028	JPY25,892,925	1,360	—	1,360
TONAR	Annual	0.715%	Annual	4/9/2028	25,892,925	1,357	—	1,357
TONAR	Annual	0.73%	Annual	4/19/2028	10,727,069	560	—	560
TONAR	Annual	0.73%	Annual	4/21/2028	7,952,827	417	—	417
3.16%	Annual	SOFR	Annual	6/20/2028	USD78,500	(1,093)	—	(1,093)
SOFR	Annual	3.5485%	Annual	1/29/2030	135,700	1,433	—	1,433
SOFR	Annual	3.529%	Annual	1/29/2030	124,900	1,401	—	1,401
SOFR	Annual	3.528%	Annual	1/29/2030	102,100	1,149	—	1,149
Overnight MXN-F-TIIE	28-day	8.82%	28-day	3/22/2030	MXN727,650	(1,670)	—	(1,670)
3.18%	Annual	SOFR	Annual	4/17/2030	USD66,800	(1,623)	—	(1,623)
3.275%	Annual	SOFR	Annual	4/18/2030	66,800	(1,395)	—	(1,395)
3.353%	Annual	SOFR	Annual	4/19/2030	66,800	(1,209)	—	(1,209)
3.342%	Annual	SOFR	Annual	4/19/2030	66,800	(1,235)	—	(1,235)
3.344%	Annual	SOFR	Annual	4/20/2030	66,800	(1,233)	—	(1,233)
3.128%	Annual	SOFR	Annual	4/28/2030	66,700	(1,758)	—	(1,758)
3.285%	Annual	SOFR	Annual	5/1/2030	66,700	(1,381)	—	(1,381)
3.259%	Annual	SOFR	Annual	5/1/2030	66,800	(1,446)	—	(1,446)
3.186%	Annual	SOFR	Annual	5/9/2030	66,800	(1,630)	—	(1,630)
3.215%	Annual	SOFR	Annual	5/10/2030	66,700	(1,558)	—	(1,558)
6-month EURIBOR	Semi-annual	2.2862%	Annual	5/14/2030	EUR11,390	217	—	217
6-month EURIBOR	Semi-annual	2.2892%	Annual	5/14/2030	11,390	216	—	216
6-month EURIBOR	Semi-annual	2.2967%	Annual	5/14/2030	11,390	212	—	212
3.95%	Annual	6-month NOK-NIBOR	Semi-annual	5/14/2030	NOK140,900	(396)	—	(396)
3.945%	Annual	6-month NOK-NIBOR	Semi-annual	5/14/2030	281,800	(798)	—	(798)
6-month EURIBOR	Semi-annual	2.3102%	Annual	5/16/2030	EUR11,520	212	—	212
6-month EURIBOR	Semi-annual	2.3207%	Annual	5/16/2030	11,520	207	—	207
6-month EURIBOR	Semi-annual	2.3262%	Annual	5/16/2030	11,520	204	—	204
4.045%	Annual	6-month NOK-NIBOR	Semi-annual	5/16/2030	NOK140,900	(345)	—	(345)
4.0315%	Annual	6-month NOK-NIBOR	Semi-annual	5/16/2030	281,700	(704)	—	(704)
6-month EURIBOR	Semi-annual	2.3267%	Annual	5/19/2030	EUR11,480	205	—	205
6-month EURIBOR	Semi-annual	2.3327%	Annual	5/19/2030	11,480	202	—	202
4.0485%	Annual	6-month NOK-NIBOR	Semi-annual	5/19/2030	NOK281,700	(686)	—	(686)
3.29%	Annual	SOFR	Annual	5/19/2030	USD80,000	(1,660)	—	(1,660)
6-month NOK-NIBOR	Semi-annual	3.83%	Annual	6/26/2030	NOK841,100	2,746	—	2,746
2.2308%	Annual	6-month EURIBOR	Semi-annual	6/26/2030	EUR68,540	(1,524)	—	(1,524)
3.785%	Annual	SONIA	Annual	9/16/2030	GBP54,650	(915)	—	(915)
3.788%	Annual	SONIA	Annual	9/18/2030	55,490	(922)	—	(922)
3.822%	Annual	SONIA	Annual	9/19/2030	37,550	(558)	—	(558)
3.804%	Annual	SONIA	Annual	9/19/2030	37,550	(593)	—	(593)
SONIA	Annual	3.5975%	Annual	10/22/2030	92,200	2,513	—	2,513

7	American Funds Inflation Linked Bond Fund

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 5/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2026 (000)
Rate	Payment frequency	Rate	Payment frequency
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD118,200	$15,275	$—	$15,275
SONIA	Annual	3.614%	Annual	12/4/2030	GBP38,400	1,046	—	1,046
SONIA	Annual	3.619%	Annual	12/4/2030	38,315	1,033	—	1,033
SOFR	Annual	3.055%	Annual	4/6/2031	USD54,100	1,941	—	1,941
SOFR	Annual	3.326%	Annual	9/19/2032	184,994	6,053	—	6,053
SOFR	Annual	3.4225%	Annual	9/22/2032	370,920	10,155	—	10,155
SOFR	Annual	3.641%	Annual	2/9/2033	275,000	4,607	—	4,607
SOFR	Annual	3.4815%	Annual	2/17/2033	284,000	7,449	—	7,449
SOFR	Annual	3.501%	Annual	2/17/2033	284,000	7,123	—	7,123
4.1325%	Annual	SOFR	Annual	5/21/2033	275,000	3,325	—	3,325
SOFR	Annual	3.10%	Annual	6/20/2033	42,300	2,177	—	2,177
SOFR	Annual	3.8045%	Annual	2/9/2036	87,100	1,611	—	1,611
SOFR	Annual	3.846%	Annual	2/9/2036	86,900	1,318	—	1,318
SOFR	Annual	3.817%	Annual	2/10/2036	130,000	2,274	—	2,274
SOFR	Annual	3.677%	Annual	2/20/2036	86,000	2,481	—	2,481
SOFR	Annual	3.6755%	Annual	2/20/2036	64,500	1,868	—	1,868
SOFR	Annual	3.689%	Annual	2/20/2036	21,500	599	—	599
U.S. Urban CPI	At maturity	2.4965%	At maturity	3/20/2036	176,557	1,480	—	1,480
U.S. Urban CPI	At maturity	2.51%	At maturity	3/20/2036	194,149	1,407	—	1,407
U.S. Urban CPI	At maturity	2.5075%	At maturity	3/23/2036	414,069	3,086	—	3,086
U.S. Urban CPI	At maturity	2.505%	At maturity	3/23/2036	168,825	1,294	—	1,294
SOFR	Annual	3.175%	Annual	2/1/2038	106,900	8,065	—	8,065
SOFR	Annual	2.99%	Annual	2/2/2038	32,000	2,869	—	2,869
3.616%	Annual	SOFR	Annual	8/5/2044	105,700	(8,904)	—	(8,904)
3.561%	Annual	SOFR	Annual	8/9/2044	90,500	(8,262)	—	(8,262)
U.S. EFFR	Annual	0.6193%	Annual	4/6/2050	30,300	16,506	—	16,506
U.S. EFFR	Annual	0.60602%	Annual	4/6/2050	13,870	7,583	—	7,583
U.S. EFFR	Annual	0.616917%	Annual	4/6/2050	12,500	6,814	—	6,814
6-month EURIBOR	Semi-annual	0.0897%	Annual	6/4/2050	EUR22,000	13,489	—	13,489
2.92%	Annual	SOFR	Annual	10/19/2050	USD20,500	(4,293)	—	(4,293)
6-month EURIBOR	Semi-annual	0.0175%	Annual	12/3/2050	EUR51,650	32,818	—	32,818
6-month EURIBOR	Semi-annual	0.071%	Annual	1/14/2051	51,920	32,494	—	32,494
6-month EURIBOR	Semi-annual	0.068%	Annual	1/15/2051	56,080	35,132	—	35,132
0.702%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	27,500	(14,057)	—	(14,057)
0.672%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	27,500	(14,228)	—	(14,228)
0.649%	Annual	6-month EURIBOR	Semi-annual	3/3/2052	32,325	(16,879)	—	(16,879)
SOFR	Annual	3.01413%	Annual	1/12/2053	USD35,399	7,183	—	7,183
SOFR	Annual	3.02%	Annual	1/12/2053	35,400	7,150	—	7,150
SOFR	Annual	2.974%	Annual	4/17/2053	21,000	4,411	—	4,411
SOFR	Annual	3.044%	Annual	4/18/2053	21,100	4,196	—	4,196
SOFR	Annual	3.0875%	Annual	4/19/2053	21,100	4,049	—	4,049
SOFR	Annual	3.1035%	Annual	4/19/2053	21,200	4,014	—	4,014
SOFR	Annual	3.0895%	Annual	4/20/2053	21,100	4,043	—	4,043
SOFR	Annual	2.9405%	Annual	4/28/2053	21,200	4,568	—	4,568
SOFR	Annual	3.0535%	Annual	5/1/2053	42,300	8,351	—	8,351
SOFR	Annual	3.085%	Annual	5/9/2053	21,300	4,099	—	4,099
SOFR	Annual	3.1135%	Annual	5/10/2053	21,300	4,002	—	4,002
SOFR	Annual	3.1605%	Annual	5/19/2053	25,500	4,600	—	4,600
SOFR	Annual	3.6815%	Annual	2/20/2054	53,900	5,262	—	5,262
SOFR	Annual	3.7205%	Annual	2/21/2054	45,015	4,109	—	4,109
SOFR	Annual	3.47875%	Annual	8/5/2054	80,500	10,553	—	10,553
SOFR	Annual	3.415%	Annual	8/9/2054	68,900	9,754	—	9,754
SOFR	Annual	4.1655%	Annual	2/9/2056	50,000	851	—	851
SOFR	Annual	4.188%	Annual	2/9/2056	50,000	662	—	662
						$292,440	$(7)	$292,447

American Funds Inflation Linked Bond Fund	8

Swap contracts (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 5/31/2026 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 5/31/2026 (000)
CDX.NA.IG.46	1.00%	Quarterly	6/20/2031	USD2,597,966	$(58,469)	$(43,766)	$(14,703)
Investments in affiliates (i)

	Value at 12/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 5/31/2026 (000)	Dividend or interest income (000)
Short-term securities 2.16%
Money market investments 2.16%
Capital Group Central Cash Fund 3.67% (h)	$502,441	$1,429,262	$1,647,523	$31	$17	$284,228	$5,829

(a)	Index-linked bond whose principal amount moves with a government price index.
(b)	All or a portion of this security was pledged as collateral. At period end, the total value of securities pledged was $309,768,000, which represented 2.35% of the net assets of the fund.
(c)	Amount less than one thousand.
(d)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $412,101,000, which represented
3.13% of the net assets of the fund.

(e)	Step bond; coupon rate may change at a later date.
(f)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(g)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(h)	Rate represents the seven-day yield at 5/31/2026.
(i)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
Auth. = Authority
CAD = Canadian dollars
CME = CME Group
CORRA = Canadian Overnight Repo Rate Average
CPI = Consumer Price Index
EFFR = Effective Federal Funds Rate
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
Fin. = Finance
Fncg. = Financing
F-TIIE = Funding Equilibrium Interbank Interest Rate

GBP = British pounds
JPY = Japanese yen
MXN = Mexican pesos
NIBOR = Norwegian Interbank Offered Rate
NOK = Norwegian kroner
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TONAR = Tokyo Overnight Average Rate
USD = U.S. dollars
UST = U.S. Treasury
Refer to the notes to financial statements.

9	American Funds Inflation Linked Bond Fund

Financial statements
Statement of assets and liabilities at May 31, 2026unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $14,075,334)	$12,898,467
Affiliated issuers (cost: $284,229)	284,228	$13,182,695
Cash		2,815
Cash denominated in currencies other than U.S. dollars (cost: $3)		3
Unrealized appreciation on open forward currency contracts		893
Receivables for:
Sales of fund’s shares	3,055
Dividends and interest	49,964
Variation margin on futures contracts	2,460
Variation margin on centrally cleared swap contracts	8,704	64,183
		13,250,589
Liabilities:
Unrealized depreciation on open forward currency contracts		259
Options written, at value (premium received: $28,374)		37,166
Payables for:
Purchases of investments	8,561
Repurchases of fund’s shares	8,677
Investment advisory services	2,812
Services provided by related parties	567
Trustees’ deferred compensation	209
Variation margin on futures contracts	3,020
Variation margin on centrally cleared swap contracts	9,862
Other	27	33,735
Net assets at May 31, 2026		$13,179,429
Net assets consist of:
Capital paid in on shares of beneficial interest		$14,300,373
Total distributable earnings (accumulated loss)		(1,120,944)
Net assets at May 31, 2026		$13,179,429
Refer to the notes to financial statements.

American Funds Inflation Linked Bond Fund	10

Financial statements (continued)
Statement of assets and liabilities at May 31, 2026 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (1,374,580 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$790,218	82,847	$9.54
Class C	17,030	1,799	9.47
Class T	10	1	9.53
Class F-1	38,322	4,010	9.56
Class F-2	297,092	30,984	9.59
Class F-3	264,408	27,666	9.56
Class 529-A	37,690	3,953	9.53
Class 529-C	832	87	9.56
Class 529-E	1,612	170	9.48
Class 529-T	13	1	9.53
Class 529-F-1	13	1	9.56
Class 529-F-2	8,440	887	9.52
Class 529-F-3	11	1	9.52
Class R-1	4,291	457	9.39
Class R-2	10,511	1,127	9.33
Class R-2E	2,171	228	9.53
Class R-3	24,667	2,615	9.43
Class R-4	31,756	3,335	9.52
Class R-5E	25,430	2,667	9.53
Class R-5	5,015	523	9.59
Class R-6	11,619,897	1,211,221	9.59

Refer to the notes to financial statements.

11	American Funds Inflation Linked Bond Fund

Financial statements (continued)
Statement of operations for the six months ended May 31, 2026unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers	$285,905
Dividends from affiliated issuers	5,829	$291,734
Fees and expenses*:
Investment advisory services	17,369
Distribution services	1,417
Transfer agent services	786
Administrative services	2,068
529 plan services	12
Reports to shareholders	14
Registration statement and prospectus	471
Trustees’ compensation	53
Auditing and legal	28
Custodian	65
Other	27	22,310
Net investment income		269,424
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	(48,715)
Affiliated issuers	31
Options written	972
Futures contracts	(75,987)
Forward currency contracts	402
Swap contracts	(11,687)
Currency transactions	(230)	(135,214)
Net unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers	(90,592)
Affiliated issuers	17
Options written	(8,792)
Futures contracts	16,127
Forward currency contracts	1,684
Swap contracts	105,637
Currency translations	68	24,149
Net realized gain (loss) and unrealized appreciation (depreciation)		(111,065)
Net increase (decrease) in net assets resulting from operations		$158,359
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

American Funds Inflation Linked Bond Fund	12

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended May 31,	Year ended November 30,
	2026*	2025

Operations:
Net investment income	$269,424	$499,415
Net realized gain (loss)	(135,214)	62,738
Net unrealized appreciation (depreciation)	24,149	224,242
Net increase (decrease) in net assets resulting from operations	158,359	786,395
Distributions paid to shareholders	(499,653)	(296,255)
Net capital share transactions	(582,790)	64,679
Total increase (decrease) in net assets	(924,084)	554,819
Net assets:
Beginning of period	14,103,513	13,548,694
End of period	$13,179,429	$14,103,513
*
Unaudited.
Refer to the notes to financial statements.

13	American Funds Inflation Linked Bond Fund

Notes to financial statementsunaudited
1. Organization

American Funds Inflation Linked Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The fund seeks to provide inflation protection and income consistent with investment in inflation-linked securities.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C*	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

American Funds Inflation Linked Bond Fund	14

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

15	American Funds Inflation Linked Bond Fund

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of May 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$11,664,040	$—	$11,664,040
Corporate bonds and notes	—	597,882	—	597,882
Bonds & notes of governments & government agencies outside the U.S.	—	250,857	—	250,857
Asset-backed obligations	—	210,514	—	210,514
Mortgage-backed obligations	—	87,495	—	87,495
Municipals	—	56,783	—	56,783
Short-term securities	284,228	—	—	284,228
Options purchased on futures (equity style)	30,896	—	—	30,896
Total	$315,124	$12,867,571	$—	$13,182,695

American Funds Inflation Linked Bond Fund	16

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$28,973	$—	$—	$28,973
Unrealized appreciation on open forward currency contracts	—	893	—	893
Unrealized appreciation on centrally cleared interest rate swaps	—	408,745	—	408,745
Liabilities:
Value of options written (equity style)	(37,166)	—	—	(37,166)
Unrealized depreciation on futures contracts	(21,129)	—	—	(21,129)
Unrealized depreciation on open forward currency contracts	—	(259)	—	(259)
Unrealized depreciation on centrally cleared interest rate swaps	—	(116,298)	—	(116,298)
Unrealized depreciation on centrally cleared credit default swaps	—	(14,703)	—	(14,703)
Total	$(29,322)	$278,378	$—	$249,056
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

17	American Funds Inflation Linked Bond Fund

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.
Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

American Funds Inflation Linked Bond Fund	18

Investing in futures contracts — In addition to the risks generally associated with investing in derivative instruments, futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and futures commission merchants with which the fund transacts. Additionally, although futures require only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a futures contract could greatly exceed the initial amount invested. While futures contracts are generally liquid instruments, under certain market conditions futures may be deemed to be illiquid. For example, the fund may be temporarily prohibited from closing out its position in a futures contract if intraday price change limits or limits on trading volume imposed by the applicable futures exchange are triggered. If the fund is unable to close out a position on a futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the futures position. The ability of the fund to successfully utilize futures contracts may depend in part upon the ability of the fund’s investment adviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the futures in which the fund invests. If the investment adviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the futures in which it invests, the fund could suffer losses.
Investing in swaps — Swaps, including interest rate swaps and credit default swap indices, or CDSIs, are subject to many of the risks generally associated with investing in derivative instruments. Additionally, although swaps require no initial investment or only a small initial investment in the form of a deposit of initial margin, the amount of a potential loss on a swap could greatly exceed the initial amount invested. The use of swaps involves the risk that the investment adviser will not accurately predict anticipated changes in interest rates or other economic factors, which may result in losses to the fund. If the fund enters into a bilaterally negotiated swap, the counterparty may fail to perform in accordance with the terms of the swap. If a counterparty defaults on its obligations under a swap, the fund may lose any amount it expected to receive from the counterparty, potentially including amounts in excess of the fund’s initial investment. Certain swaps are subject to mandatory central clearing or may be eligible for voluntary central clearing. Although clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, central clearing will not eliminate (but may decrease) counterparty risk relative to uncleared bilateral swaps. Some swaps, such as CDSIs, may be dependent on both the individual credit of the fund’s counterparty and on the credit of one or more issuers of any underlying assets. If the fund does not correctly evaluate the creditworthiness of its counterparty and, where applicable, of issuers of any underlying reference assets, the fund’s investment in a swap may result in losses to the fund.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise

19	American Funds Inflation Linked Bond Fund

price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).
By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statements of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $13,110,396,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.
On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $15,969,485,000.

American Funds Inflation Linked Bond Fund	20

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. As of May 31, 2026, the fund did not have any open forward currency contracts. The average month-end notional amount of open forward currency contracts while held was $264,096,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.
Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $22,653,870,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection

21	American Funds Inflation Linked Bond Fund

seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $2,454,197,000.
The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, May 31, 2026 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$30,896	Investment securities	$—
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	37,166
Futures	Interest	Unrealized appreciation*	28,973	Unrealized depreciation*	21,129
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	893	Unrealized depreciation on open forward currency contracts	259
Swap (centrally cleared)	Interest	Unrealized appreciation*	408,745	Unrealized depreciation*	116,298
Swap (centrally cleared)	Credit	Unrealized appreciation*	—	Unrealized depreciation*	14,703
			$469,507		$189,555

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(7,797)	Net unrealized appreciation (depreciation) on investments	$9,921
Options written (equity style)	Interest	Net realized gain (loss) on options written	972	Net unrealized appreciation (depreciation) on options written	(8,792)
Futures	Interest	Net realized gain (loss) on futures contracts	(75,987)	Net unrealized appreciation (depreciation) on futures contracts	16,127
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	402	Net unrealized appreciation (depreciation) on forward currency contracts	1,684
Swap	Interest	Net realized gain (loss) on swap contracts	(8,469)	Net unrealized appreciation (depreciation) on swap contracts	119,849
Swap	Credit	Net realized gain (loss) on swap contracts	(3,218)	Net unrealized appreciation (depreciation) on swap contracts	(14,212)
			$(94,097)		$124,577
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.
Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps. For options on futures, futures

American Funds Inflation Linked Bond Fund	22

contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For forward currency contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of May 31, 2026, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Citibank	$639	$ —	$ —	$ (639)	$ —
Goldman Sachs	254	—	—	(254)	—
Total	$893	$ —	$ —	$ (893)	$ —
Liabilities:
Morgan Stanley	$259	$ —	$ (165)	$ —	$94
Total	$259	$ —	$ (165)	$ —	$94
*
Collateral is shown on a settlement basis.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended May 31, 2026, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are

23	American Funds Inflation Linked Bond Fund

distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis, reported as of the fund’s most recent year-end, November 30, 2025, were as follows (dollars in thousands):
Undistributed ordinary income	$473,845
Capital loss carryforward*	(340,446)
*
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of May 31, 2026, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$481,095
Gross unrealized depreciation on investments	(1,385,478)
Net unrealized appreciation (depreciation) on investments	(904,383)
Cost of investments	14,379,907
Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):
	Six months ended May 31,	Year ended November 30,
Share class	2026	2025
Class A	$26,713	$16,556
Class C	464	219
Class T	— †	— †
Class F-1	1,228	573
Class F-2	10,543	6,525
Class F-3	9,553	6,502
Class 529-A	1,241	723
Class 529-C	21	9
Class 529-E	52	28
Class 529-T	— †	— †
Class 529-F-1	1	— †
Class 529-F-2	302	179
Class 529-F-3	— †	— †
Class R-1	116	47
Class R-2	280	187
Class R-2E	57	29
Class R-3	757	376
Class R-4	1,114	604
Class R-5E	884	508
Class R-5	176	132
Class R-6	446,151	263,058
Total	$499,653	$296,255
†
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.252% on the first $15 billion of daily net assets and decreasing to 0.230% on such assets in excess of $15 billion. For the six months ended May 31, 2026, the investment advisory services fees were $17,369,000, which were equivalent to an annualized rate of 0.252% of average daily net assets.

American Funds Inflation Linked Bond Fund	24

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.50	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. These share classes reimburse CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of May 31, 2026, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.
529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended May 31, 2026, the 529 plan services fees were $12,000, which were equivalent to 0.051% of the average daily net assets of each 529 share class.

25	American Funds Inflation Linked Bond Fund

For the six months ended May 31, 2026, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$1,048	$459	$121	Not applicable
Class C	91	10	3	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	52	25	6	Not applicable
Class F-2	Not applicable	178	45	Not applicable
Class F-3	Not applicable	— *	40	Not applicable
Class 529-A	48	20	6	$10
Class 529-C	4	1	— *	— *
Class 529-E	4	1	— *	— *
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	3	1	2
Class 529-F-3	Not applicable	—	— *	— *
Class R-1	22	2	1	Not applicable
Class R-2	40	17	1	Not applicable
Class R-2E	6	2	— *	Not applicable
Class R-3	62	19	4	Not applicable
Class R-4	40	16	5	Not applicable
Class R-5E	Not applicable	20	4	Not applicable
Class R-5	Not applicable	1	1	Not applicable
Class R-6	Not applicable	12	1,830	Not applicable

Total class-specific expenses	$1,417	$786	$2,068	$12
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $53,000 in the fund’s statement of operations reflects $45,000 in current fees (either paid in cash or deferred) and a net increase of $8,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended May 31, 2026, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended May 31, 2026.

American Funds Inflation Linked Bond Fund	26

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended May 31, 2026
Class A	$41,411	4,364	$26,467	2,810	$(104,879)	(11,044)	$(37,001)	(3,870)
Class C	551	59	458	49	(3,386)	(359)	(2,377)	(251)
Class T	—	—	—	—	—	—	—	—
Class F-1	12,674	1,333	1,223	130	(10,794)	(1,135)	3,103	328
Class F-2	37,308	3,913	9,680	1,023	(49,695)	(5,217)	(2,707)	(281)
Class F-3	21,730	2,287	9,053	961	(28,993)	(3,051)	1,790	197
Class 529-A	3,803	401	1,241	132	(5,859)	(618)	(815)	(85)
Class 529-C	146	15	21	2	(253)	(26)	(86)	(9)
Class 529-E	90	10	52	5	(231)	(25)	(89)	(10)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	860	91	300	32	(1,338)	(141)	(178)	(18)
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	388	42	116	12	(517)	(56)	(13)	(2)
Class R-2	1,078	116	279	30	(1,590)	(171)	(233)	(25)
Class R-2E	315	33	57	6	(314)	(33)	58	6
Class R-3	2,934	313	754	81	(3,906)	(417)	(218)	(23)
Class R-4	3,272	346	1,114	118	(6,703)	(707)	(2,317)	(243)
Class R-5E	5,983	634	884	94	(7,005)	(739)	(138)	(11)
Class R-5	464	48	176	19	(455)	(48)	185	19
Class R-6	548,385	57,477	446,152	47,162	(1,536,291)	(161,391)	(541,754)	(56,752)
Total net increase (decrease)	$681,392	71,482	$498,027	52,666	$(1,762,209)	(185,178)	$(582,790)	(61,030)
Refer to the end of the table(s) for footnote(s).

27	American Funds Inflation Linked Bond Fund

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended November 30, 2025
Class A	$124,298	13,110	$16,418	1,802	$(274,867)	(29,100)	$(134,151)	(14,188)
Class C	2,407	254	218	24	(10,911)	(1,172)	(8,286)	(894)
Class T	—	—	—	—	—	—	—	—
Class F-1	10,560	1,086	569	63	(9,844)	(1,041)	1,285	108
Class F-2	92,487	9,709	6,121	669	(125,491)	(13,239)	(26,883)	(2,861)
Class F-3	45,490	4,796	6,211	682	(86,650)	(9,151)	(34,949)	(3,673)
Class 529-A	8,322	881	723	79	(11,322)	(1,198)	(2,277)	(238)
Class 529-C	280	30	9	1	(532)	(57)	(243)	(26)
Class 529-E	459	48	27	3	(659)	(69)	(173)	(18)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	2,460	260	179	20	(2,402)	(254)	237	26
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,231	133	47	5	(924)	(99)	354	39
Class R-2	4,717	511	187	21	(9,990)	(1,093)	(5,086)	(561)
Class R-2E	3,362	363	29	3	(3,507)	(369)	(116)	(3)
Class R-3	13,203	1,421	376	42	(12,132)	(1,296)	1,447	167
Class R-4	11,039	1,167	604	67	(10,734)	(1,138)	909	96
Class R-5E	8,493	893	508	56	(7,998)	(844)	1,003	105
Class R-5	2,237	237	132	14	(3,726)	(389)	(1,357)	(138)
Class R-6	1,261,997	132,944	263,057	28,749	(1,252,089)	(131,607)	272,965	30,086
Total net increase (decrease)	$1,593,042	167,843	$295,415	32,300	$(1,823,778)	(192,116)	$64,679	8,027
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, of $164,256,000 and $210,505,000, respectively, during the six months ended May 31, 2026.
11. Ownership concentration

At May 31, 2026, three shareholders held more than 10% of the fund’s outstanding shares. The three shareholders were American Funds 2025 Target Date Retirement Fund, American Funds 2030 Target Date Retirement Fund and American Funds 2035 Target Date Retirement Fund, with aggregate ownership of the fund’s outstanding shares of 17%, 24% and 19%, respectively. CRMC is the investment adviser to the three target date retirement funds.

American Funds Inflation Linked Bond Fund	28

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
5/31/2026[5,6]	$9.76	$.17	$(.08 )	$.09	$(.31 )	$—	$(.31 )	$9.54	.87%[7]	$790	.66%[8]	.66%[8]	3.63%[8]
11/30/2025	9.42	.31	.20	.51	(.17 )	—	(.17 )	9.76	5.62	846.66		.66	3.30
11/30/2024	8.98	.23	.28	.51	(.07 )	—	(.07 )	9.42	5.71	950.69		.69	2.47
11/30/2023	9.72	.31	(.49 )	(.18 )	(.56 )	—	(.56 )	8.98	(1.92)	1,371.69		.69	3.42
11/30/2022	11.29	.65	(1.85)	(1.20)	(.37 )	—	(.37 )	9.72	(11.00)	2,103.67		.67	6.33
11/30/2021	11.19	.40	.11	.51	(.22 )	(.19 )	(.41 )	11.29	4.68	2,175.68		.68	3.60
Class C:
5/31/2026[5,6]	9.64	.13	(.07 )	.06	(.23 )	—	(.23 )	9.47	.56 [7]	17	1.41 [8]	1.41 [8]	2.82 [8]
11/30/2025	9.29	.23	.20	.43	(.08 )	—	(.08 )	9.64	4.76	20	1.41	1.41	2.50
11/30/2024	8.85	.15	.29	.44	—	—	—	9.29	4.97	27	1.40	1.40	1.70
11/30/2023	9.57	.24	(.48 )	(.24 )	(.48 )	—	(.48 )	8.85	(2.63)	47	1.39	1.39	2.69
11/30/2022	11.15	.58	(1.83)	(1.25)	(.33 )	—	(.33 )	9.57	(11.56)	83	1.37	1.37	5.67
11/30/2021	11.08	.34	.08	.42	(.16 )	(.19 )	(.35 )	11.15	3.92	99	1.37	1.37	3.09
Class T:
5/31/2026[5,6]	9.77	.19	(.09 )	.10	(.34 )	—	(.34 )	9.53	1.06 [7,9]	— [10]	.41 [8,9]	.41 [8,9]	3.97 [8,9]
11/30/2025	9.44	.34	.19	.53	(.20 )	—	(.20 )	9.77	5.90 [9]	— [10]	.40 [9]	.40 [9]	3.57 [9]
11/30/2024	9.02	.27	.26	.53	(.11 )	—	(.11 )	9.44	5.95 [9]	— [10]	.39 [9]	.39 [9]	2.89 [9]
11/30/2023	9.76	.35	(.49 )	(.14 )	(.60 )	—	(.60 )	9.02	(1.53)[9]	— [10]	.32 [9]	.32 [9]	3.85 [9]
11/30/2022	11.32	.68	(1.86)	(1.18)	(.38 )	—	(.38 )	9.76	(10.74)[9]	— [10]	.36 [9]	.36 [9]	6.53 [9]
11/30/2021	11.21	.41	.13	.54	(.24 )	(.19 )	(.43 )	11.32	4.97 [9]	— [10]	.40 [9]	.40 [9]	3.76 [9]
Class F-1:
5/31/2026[5,6]	9.78	.17	(.07 )	.10	(.32 )	—	(.32 )	9.56	.95 [7]	38	.66 [8]	.66 [8]	3.63 [8]
11/30/2025	9.44	.31	.20	.51	(.17 )	—	(.17 )	9.78	5.59	36.67		.67	3.28
11/30/2024	8.99	.22	.29	.51	(.06 )	—	(.06 )	9.44	5.63	34.67		.67	2.44
11/30/2023	9.72	.31	(.49 )	(.18 )	(.55 )	—	(.55 )	8.99	(1.84)	57.67		.67	3.38
11/30/2022	11.28	.65	(1.85)	(1.20)	(.36 )	—	(.36 )	9.72	(10.96)	120.68		.68	6.23
11/30/2021	11.21	.40	.09	.49	(.23 )	(.19 )	(.42 )	11.28	4.54	262.67		.67	3.67
Class F-2:
5/31/2026[5,6]	9.82	.19	(.08 )	.11	(.34 )	—	(.34 )	9.59	1.05 [7]	297	.41 [8]	.41 [8]	3.94 [8]
11/30/2025	9.48	.34	.20	.54	(.20 )	—	(.20 )	9.82	5.79	307.40		.40	3.56
11/30/2024	9.05	.24	.29	.53	(.10 )	—	(.10 )	9.48	6.04	324.40		.40	2.60
11/30/2023	9.79	.34	(.49 )	(.15 )	(.59 )	—	(.59 )	9.05	(1.60)	718.40		.40	3.70
11/30/2022	11.36	.69	(1.87)	(1.18)	(.39 )	—	(.39 )	9.79	(10.76)	1,252.40		.40	6.61
11/30/2021	11.26	.44	.10	.54	(.25 )	(.19 )	(.44 )	11.36	4.90	1,666.40		.40	3.96
Class F-3:
5/31/2026[5,6]	9.80	.19	(.08 )	.11	(.35 )	—	(.35 )	9.56	1.06 [7]	264	.29 [8]	.29 [8]	4.06 [8]
11/30/2025	9.46	.35	.20	.55	(.21 )	—	(.21 )	9.80	5.99	269.29		.29	3.66
11/30/2024	9.03	.26	.28	.54	(.11 )	—	(.11 )	9.46	6.19	295.29		.29	2.83
11/30/2023	9.78	.35	(.50 )	(.15 )	(.60 )	—	(.60 )	9.03	(1.56)	490.29		.29	3.79
11/30/2022	11.34	.70	(1.87)	(1.17)	(.39 )	—	(.39 )	9.78	(10.62)	868.30		.29	6.72
11/30/2021	11.24	.46	.08	.54	(.25 )	(.19 )	(.44 )	11.34	4.98	1,000.31		.31	4.13
Class 529-A:
5/31/2026[5,6]	9.75	.17	(.08 )	.09	(.31 )	—	(.31 )	9.53	.87 [7]	38	.71 [8]	.71 [8]	3.67 [8]
11/30/2025	9.42	.31	.19	.50	(.17 )	—	(.17 )	9.75	5.67	39.67		.67	3.30
11/30/2024	8.98	.23	.28	.51	(.07 )	—	(.07 )	9.42	5.63	40.68		.68	2.54
11/30/2023	9.73	.32	(.50 )	(.18 )	(.57 )	—	(.57 )	8.98	(1.86)	51.67		.67	3.47
11/30/2022	11.29	.65	(1.85)	(1.20)	(.36 )	—	(.36 )	9.73	(10.93)	77.65		.65	6.31
11/30/2021	11.19	.40	.10	.50	(.21 )	(.19 )	(.40 )	11.29	4.63	73.67		.67	3.60
Refer to the end of the table(s) for footnote(s).

29	American Funds Inflation Linked Bond Fund

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
5/31/2026[5,6]	$9.72	$.14	$(.08 )	$.06	$(.22 )	$—	$(.22 )	$9.56	.58%[7]	$1	1.44%[8]	1.44%[8]	2.87%[8]
11/30/2025	9.36	.24	.19	.43	(.07 )	—	(.07 )	9.72	4.68	1	1.44	1.44	2.51
11/30/2024	8.93	.17	.26	.43	—	—	—	9.36	4.93	1	1.44	1.44	1.82
11/30/2023	9.66	.24	(.49 )	(.25 )	(.48 )	—	(.48 )	8.93	(2.60)	2	1.44	1.44	2.67
11/30/2022	11.23	.57	(1.84)	(1.27)	(.30 )	—	(.30 )	9.66	(11.68)	3	1.42	1.42	5.61
11/30/2021	11.08	.32	.11	.43	(.09 )	(.19 )	(.28 )	11.23	3.84	3	1.41	1.41	2.87
Class 529-E:
5/31/2026[5,6]	9.69	.16	(.08 )	.08	(.29 )	—	(.29 )	9.48	.79 [7]	2	.90 [8]	.90 [8]	3.40 [8]
11/30/2025	9.35	.29	.20	.49	(.15 )	—	(.15 )	9.69	5.32	2.90		.90	3.06
11/30/2024	8.91	.21	.28	.49	(.05 )	—	(.05 )	9.35	5.59	2.89		.89	2.33
11/30/2023	9.66	.29	(.50 )	(.21 )	(.54 )	—	(.54 )	8.91	(2.12)	2.89		.89	3.25
11/30/2022	11.21	.62	(1.83)	(1.21)	(.34 )	—	(.34 )	9.66	(11.23)	4.88		.88	6.02
11/30/2021	11.13	.36	.12	.48	(.21 )	(.19 )	(.40 )	11.21	4.41	3.89		.89	3.32
Class 529-T:
5/31/2026[5,6]	9.76	.19	(.09 )	.10	(.33 )	—	(.33 )	9.53	1.11 [7,9]	— [10]	.46 [8,9]	.46 [8,9]	3.92 [8,9]
11/30/2025	9.43	.33	.20	.53	(.20 )	—	(.20 )	9.76	5.73 [9]	— [10]	.45 [9]	.45 [9]	3.52 [9]
11/30/2024	9.01	.26	.26	.52	(.10 )	—	(.10 )	9.43	5.98 [9]	— [10]	.45 [9]	.45 [9]	2.82 [9]
11/30/2023	9.76	.34	(.50 )	(.16 )	(.59 )	—	(.59 )	9.01	(1.59)[9]	— [10]	.41 [9]	.41 [9]	3.75 [9]
11/30/2022	11.31	.67	(1.84)	(1.17)	(.38 )	—	(.38 )	9.76	(10.79)[9]	— [10]	.42 [9]	.42 [9]	6.48 [9]
11/30/2021	11.21	.41	.11	.52	(.23 )	(.19 )	(.42 )	11.31	4.83 [9]	— [10]	.45 [9]	.45 [9]	3.72 [9]
Class 529-F-1:
5/31/2026[5,6]	9.79	.18	(.08 )	.10	(.33 )	—	(.33 )	9.56	1.08 [7,9]	— [10]	.48 [8,9]	.48 [8,9]	3.90 [8,9]
11/30/2025	9.46	.33	.19	.52	(.19 )	—	(.19 )	9.79	5.80 [9]	— [10]	.48 [9]	.48 [9]	3.50 [9]
11/30/2024	9.03	.26	.27	.53	(.10 )	—	(.10 )	9.46	5.89 [9]	— [10]	.48 [9]	.48 [9]	2.79 [9]
11/30/2023	9.78	.34	(.51 )	(.17 )	(.58 )	—	(.58 )	9.03	(1.78)[9]	— [10]	.48 [9]	.48 [9]	3.68 [9]
11/30/2022	11.34	.66	(1.84)	(1.18)	(.38 )	—	(.38 )	9.78	(10.78)[9]	— [10]	.49 [9]	.49 [9]	6.41 [9]
11/30/2021	11.24	.41	.12	.53	(.24 )	(.19 )	(.43 )	11.34	4.81 [9]	— [10]	.47 [9]	.47 [9]	3.71 [9]
Class 529-F-2:
5/31/2026[5,6]	9.75	.19	(.08 )	.11	(.34 )	—	(.34 )	9.52	1.06 [7]	8	.40 [8]	.40 [8]	3.97 [8]
11/30/2025	9.43	.34	.18	.52	(.20 )	—	(.20 )	9.75	5.90	9.40		.40	3.59
11/30/2024	9.00	.26	.28	.54	(.11 )	—	(.11 )	9.43	6.01	8.40		.40	2.83
11/30/2023	9.75	.35	(.50 )	(.15 )	(.60 )	—	(.60 )	9.00	(1.66)	9.38		.38	3.79
11/30/2022	11.30	.67	(1.84)	(1.17)	(.38 )	—	(.38 )	9.75	(10.67)	11.39		.39	6.52
11/30/2021	11.20	.42	.11	.53	(.24 )	(.19 )	(.43 )	11.30	4.86	9.42		.42	3.85
Class 529-F-3:
5/31/2026[5,6]	9.75	.19	(.08 )	.11	(.34 )	—	(.34 )	9.52	1.13 [7]	— [10]	.32 [8]	.32 [8]	4.06 [8]
11/30/2025	9.42	.35	.19	.54	(.21 )	—	(.21 )	9.75	5.87	— [10]	.33	.33	3.65
11/30/2024	8.99	.27	.27	.54	(.11 )	—	(.11 )	9.42	6.16	— [10]	.34	.34	2.94
11/30/2023	9.74	.35	(.50 )	(.15 )	(.60 )	—	(.60 )	8.99	(1.65)	— [10]	.36	.36	3.81
11/30/2022	11.29	.67	(1.83)	(1.16)	(.39 )	—	(.39 )	9.74	(10.66)	— [10]	.36	.36	6.53
11/30/2021	11.20	.42	.11	.53	(.25 )	(.19 )	(.44 )	11.29	4.91	— [10]	.41	.37	3.80
Class R-1:
5/31/2026[5,6]	9.58	.14	(.08 )	.06	(.25 )	—	(.25 )	9.39	.49 [7]	4	1.40 [8]	1.40 [8]	2.91 [8]
11/30/2025	9.26	.25	.18	.43	(.11 )	—	(.11 )	9.58	4.93	4	1.33	1.33	2.67
11/30/2024	8.83	.17	.27	.44	(.01 )	—	(.01 )	9.26	4.93	4	1.41	1.41	1.83
11/30/2023	9.57	.25	(.49 )	(.24 )	(.50 )	—	(.50 )	8.83	(2.54)	4	1.40	1.40	2.77
11/30/2022	11.10	.57	(1.82)	(1.25)	(.28 )	—	(.28 )	9.57	(11.66)	5	1.41	1.41	5.62
11/30/2021	11.11	.30	.11	.41	(.23 )	(.19 )	(.42 )	11.10	3.81	4	1.46	1.46	2.76
Refer to the end of the table(s) for footnote(s).

American Funds Inflation Linked Bond Fund	30

Financial highlights (continued)
		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
5/31/2026[5,6]	$9.51	$.14	$(.08 )	$.06	$(.24 )	$—	$(.24 )	$9.33	.58%[7]	$11	1.36%[8]	1.36%[8]	2.98%[8]
11/30/2025	9.19	.21	.22	.43	(.11 )	—	(.11 )	9.51	4.86	11	1.36	1.36	2.32
11/30/2024	8.78	.17	.27	.44	(.03 )	—	(.03 )	9.19	5.03	16	1.36	1.36	1.86
11/30/2023	9.52	.25	(.49 )	(.24 )	(.50 )	—	(.50 )	8.78	(2.64)	18	1.35	1.35	2.85
11/30/2022	11.06	.57	(1.82)	(1.25)	(.29 )	—	(.29 )	9.52	(11.56)	13	1.36	1.35	5.64
11/30/2021	10.99	.31	.11	.42	(.16 )	(.19 )	(.35 )	11.06	3.89	13	1.36	1.36	2.83
Class R-2E:
5/31/2026[5,6]	9.71	.15	(.08 )	.07	(.25 )	—	(.25 )	9.53	.76 [7]	2	1.08 [8]	1.08 [8]	3.27 [8]
11/30/2025	9.38	.32	.14	.46	(.13 )	—	(.13 )	9.71	5.11	2	1.09	1.09	3.36
11/30/2024	8.94	.19	.28	.47	(.03 )	—	(.03 )	9.38	5.28	2	1.10	1.10	2.11
11/30/2023	9.68	.28	(.50 )	(.22 )	(.52 )	—	(.52 )	8.94	(2.29)	3	1.10	1.10	3.12
11/30/2022	11.23	.61	(1.84)	(1.23)	(.32 )	—	(.32 )	9.68	(11.36)	3	1.11	1.11	5.96
11/30/2021	11.13	.37	.09	.46	(.17 )	(.19 )	(.36 )	11.23	4.11	2	1.11	1.11	3.38
Class R-3:
5/31/2026[5,6]	9.64	.16	(.08 )	.08	(.29 )	—	(.29 )	9.43	.81 [7]	25	.94 [8]	.94 [8]	3.39 [8]
11/30/2025	9.32	.29	.18	.47	(.15 )	—	(.15 )	9.64	5.29	26.94		.94	3.10
11/30/2024	8.89	.21	.27	.48	(.05 )	—	(.05 )	9.32	5.41	23.94		.94	2.31
11/30/2023	9.62	.29	(.48 )	(.19 )	(.54 )	—	(.54 )	8.89	(2.10)	23.94		.94	3.20
11/30/2022	11.17	.62	(1.84)	(1.22)	(.33 )	—	(.33 )	9.62	(11.20)	28.94		.94	6.05
11/30/2021	11.10	.37	.09	.46	(.20 )	(.19 )	(.39 )	11.17	4.27	28.95		.95	3.35
Class R-4:
5/31/2026[5,6]	9.74	.17	(.07 )	.10	(.32 )	—	(.32 )	9.52	1.03 [7]	32	.64 [8]	.64 [8]	3.66 [8]
11/30/2025	9.41	.32	.18	.50	(.17 )	—	(.17 )	9.74	5.59	35.64		.64	3.33
11/30/2024	8.98	.23	.28	.51	(.08 )	—	(.08 )	9.41	5.72	33.64		.64	2.46
11/30/2023	9.72	.32	(.49 )	(.17 )	(.57 )	—	(.57 )	8.98	(1.87)	46.64		.64	3.50
11/30/2022	11.28	.65	(1.84)	(1.19)	(.37 )	—	(.37 )	9.72	(10.92)	56.65		.65	6.28
11/30/2021	11.19	.44	.06	.50	(.22 )	(.19 )	(.41 )	11.28	4.63	64.65		.64	4.03
Class R-5E:
5/31/2026[5,6]	9.77	.19	(.10 )	.09	(.33 )	—	(.33 )	9.53	1.02 [7]	25	.45 [8]	.45 [8]	3.95 [8]
11/30/2025	9.44	.34	.19	.53	(.20 )	—	(.20 )	9.77	5.85	26.44		.44	3.53
11/30/2024	9.00	.26	.28	.54	(.10 )	—	(.10 )	9.44	5.93	24.44		.44	2.82
11/30/2023	9.76	.34	(.51 )	(.17 )	(.59 )	—	(.59 )	9.00	(1.60)	24.45		.45	3.74
11/30/2022	11.31	.68	(1.85)	(1.17)	(.38 )	—	(.38 )	9.76	(10.76)	29.44		.44	6.63
11/30/2021	11.22	.45	.07	.52	(.24 )	(.19 )	(.43 )	11.31	4.77	17.45		.45	4.07
Class R-5:
5/31/2026[5,6]	9.82	.19	(.08 )	.11	(.34 )	—	(.34 )	9.59	1.09 [7]	5	.35 [8]	.35 [8]	3.98 [8]
11/30/2025	9.49	.35	.19	.54	(.21 )	—	(.21 )	9.82	5.91	5.34		.34	3.69
11/30/2024	9.05	.27	.28	.55	(.11 )	—	(.11 )	9.49	6.12	6.34		.34	2.97
11/30/2023	9.80	.35	(.50 )	(.15 )	(.60 )	—	(.60 )	9.05	(1.63)	8.34		.34	3.81
11/30/2022	11.36	.69	(1.86)	(1.17)	(.39 )	—	(.39 )	9.80	(10.65)	10.35		.35	6.58
11/30/2021	11.26	.44	.10	.54	(.25 )	(.19 )	(.44 )	11.36	4.93	14.36		.36	3.96
Class R-6:
5/31/2026[5,6]	9.83	.19	(.08 )	.11	(.35 )	—	(.35 )	9.59	1.16 [7]	11,620	.29 [8]	.29 [8]	3.93 [8]
11/30/2025	9.50	.35	.19	.54	(.21 )	—	(.21 )	9.83	5.98	12,466.29		.29	3.68
11/30/2024	9.06	.28	.28	.56	(.12 )	—	(.12 )	9.50	6.07	11,760.29		.29	3.01
11/30/2023	9.82	.36	(.52 )	(.16 )	(.60 )	—	(.60 )	9.06	(1.45)	10,301.29		.29	3.89
11/30/2022	11.38	.67	(1.84)	(1.17)	(.39 )	—	(.39 )	9.82	(10.68)	9,173.30		.29	6.52
11/30/2021	11.27	.44	.11	.55	(.25 )	(.19 )	(.44 )	11.38	5.05	7,805.31		.31	3.99
Refer to the end of the table(s) for footnote(s).

31	American Funds Inflation Linked Bond Fund

Financial highlights (continued)

	Six months ended May 31, 2026[5,6,7,11]	Year ended November 30,
		2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[12]	7%	12%	23%	8%	42%	29%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Rates exclude in-kind transactions, if any.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

American Funds Inflation Linked Bond Fund	32

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

33	American Funds Inflation Linked Bond Fund

Approval of Investment Advisory and Service Agreement

At a meeting held in March 2026, the fund’s board approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an interim period through July 31, 2026. At a meeting held in June 2026, the fund’s board approved the continuation of the agreement with CRMC for an additional one-year term through July 31, 2027. The approval for an interim period aligns the renewal cycle for the fund’s agreement with the renewal cycle of other fixed income funds and exchange-traded funds managed by CRMC. The interim and one-year approvals are discussed below on a combined basis. In each case, the fund’s board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Morningstar index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through December 31, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Morningstar category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

American Funds Inflation Linked Bond Fund	34

Approval of Investment Advisory and Service Agreement (continued)

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

35	American Funds Inflation Linked Bond Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Inflation Linked Bond Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: July 31, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: July 31, 2026

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: July 31, 2026